LEASES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Line of Credit Facility [Line Items]
Incremental borrowing rate	3.625%		3.625%
Right-of-use assets	$ 260,626		$ 258,967
Operating lease expenses	$ 32,081	$ 32,931
Hong Kong Dollar Best Lending Rate [Member]
Line of Credit Facility [Line Items]
Incremental borrowing rate	2.25%